Business and Presentation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Convertible Debt Facility [Member]	Mar. 31, 2014 Angel [Member]	Apr. 30, 2010 Angel [Member]	Feb. 29, 2012 Aldagen Inc [Member]	Mar. 31, 2014 Arthrex [Member]	Dec. 31, 2013 Arthrex [Member]	Mar. 31, 2014 Arthrex [Member] Angel [Member]	Dec. 31, 2013 Arthrex [Member] Angel [Member]
Business Combination Segment Allocation [Line Items]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage				91.00%
Percentage of accounts receivable											83.00%	92.00%
Concentration Risk, Percentage		10.00%										48.00%	100.00%	100.00%
Convertible Debt		$ 75,252		$ 202,658	$ 462,815		$ 35,000,000
Proceeds from Convertible Debt				2,250,000			9,000,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock							26,000,000
Proceeds From Issuance Of Common Stock		3,666,260	4,851,738	5,462,132	9,493,906		2,000,000
Proceeds from Loan Originations							3,800,000
Repayments of Convertible Debt							350,000
Debt Conversion, Converted Instrument, Amount		2,936,423		523,927	924,904		2,600,000
Cash and Cash Equivalents, at Carrying Value, Total		7,653,566	7,216,081	3,286,713	2,615,805	2,246,050	7,700,000
Allowance for Doubtful Accounts Receivable		30,000		16,000	43,000
Business Acquisitions Purchase Price Allocation Goodwill Amount								707,000	707,000	422,000
Prepaid Licensing Revenue		1,743,635
Deferred Sales Inducements, Net, Beginning Balance		67,632
Licenses Revenue		100,594	0	167,657	3,154,722
Medical Device Excise Tax Percentage	2.30%			2.30%
Income Tax Expense (Benefit)		$ 4,645	$ 4,890	$ 18,589	$ 18,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount		82,346,606	27,245,975	61,134,957	39,497,770